UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2017

Date of reporting period:  August 31, 2017

Item 1. Schedule of Investments.

Schedule of Investments August 31, 2017 (unaudited)

Tortoise MLP & Pipeline Fund

	Shares	Fair Value
Common Stock - 73.6%(1)
Canadian Crude Oil Pipelines - 15.4%(1)
Enbridge Inc.	5,601,511	$224,004,425
Inter Pipeline Ltd.	5,682,387	104,069,022
Pembina Pipeline Corporation	4,393,070	141,598,452
		469,671,899
Canadian Natural Gas/Natural Gas Liquids Pipelines - 10.2%(1)
Keyera Corp.	2,287,650	66,389,939
TransCanada Corporation	4,810,730	244,385,084
		310,775,023
Mexican Natural Gas/Natural Gas Liquids Pipelines - 0.6%(1)
Infraestructura Energetica Nova, S.A.B de C.V.	3,064,026	16,707,183
United States Crude Oil Pipelines - 6.7%(1)
Plains GP Holdings, L.P.	6,346,186	142,662,261
SemGroup Corp.	2,397,339	61,611,613
		204,273,874
United States Local Distribution Company - 1.1%(1)
NiSource Inc.	1,290,166	34,666,760
United States Natural Gas Gathering/Processing - 15.3%(1)
Antero Midstream GP LP	1,463,287	27,890,250
EnLink Midstream, LLC	3,029,609	51,654,834
Targa Resources Corp.	3,215,634	143,320,807
The Williams Companies, Inc.	8,231,669	244,727,519
		467,593,410
United States Natural Gas/Natural Gas Liquids Pipelines - 23.6%(1)
Cheniere Energy, Inc.(2)	5,035,746	215,479,571
Kinder Morgan, Inc.	13,206,158	255,275,034
National Fuel Gas Company	788,806	45,734,972
ONEOK, Inc.	3,152,334	170,730,409
Tallgrass Energy GP, LP	1,211,061	32,553,320
		719,773,306
United States Refined Product Pipelines - 0.7%(1)
VTTI Energy Partners LP	1,151,572	22,340,497
Total Common Stock
(Cost $2,303,545,568)		2,245,801,952

Master Limited Partnerships - 24.5%(1)
United States Crude Oil Pipelines - 4.4%(1)
Andeavor Logistics LP	759,515	37,785,871
Genesis Energy, L.P.	567,693	15,157,403
Plains All American Pipeline, L.P.	2,005,902	43,447,837
Shell Midstream Partners, L.P.	1,376,814	38,096,444
		134,487,555
United States Natural Gas Gathering/Processing - 5.8%(1)
Antero Midstream Partners LP	455,084	15,368,187
MPLX LP	1,762,342	60,483,577
Noble Midstream Partners LP(3)	172,253	7,820,286
Noble Midstream Partners LP	192,350	9,265,500
Rice Midstream Partners LP	1,847,854	38,342,971
Western Gas Equity Partners, LP	172,321	6,984,170
Western Gas Partners, LP	748,892	38,253,403
		176,518,094
United States Natural Gas/Natural Gas Liquids Pipelines - 8.5%(1)
Energy Transfer Equity, L.P.	3,118,243	54,163,881
Energy Transfer Partners, L.P.	2,785,981	52,961,499
Enterprise Products Partners L.P.	3,492,495	91,049,345
EQT GP Holdings LP	259,508	7,401,168
EQT Midstream Partners LP	405,463	30,965,209
Spectra Energy Partners, LP	167,198	7,411,887

Tallgrass Energy Partners, LP	322,424	15,240,982
		259,193,971
United States Refined Product Pipelines - 5.8%(1)
Buckeye Partners, L.P.	627,464	35,884,666
Holly Energy Partners LP	899,106	29,346,820
Magellan Midstream Partners, L.P.	895,431	60,343,095
Nustar Energy L.P.	176,244	7,136,120
Phillips 66 Partners LP	468,332	22,376,903
Valero Energy Partners LP	522,579	22,758,315
		177,845,919
Total Master Limited Partnerships
(Cost $754,868,104)		748,045,539

Short-Term Investment - 1.5%(1)
United States Investment Company - 1.5%(1)
Invesco Government & Agency Portfolio - Institutional Class, 0.93%(4)
(Cost $46,876,576)	46,876,576	46,876,576

Total Investments - 99.6%(1)
(Cost $3,105,290,248)		3,040,724,067
Other Assets in Excess of Liabilities, Net - 0.4%(1)		13,228,142
Total Net Assets - 100.0%(1)		$3,053,952,209

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)
Security is restricted from resale and considered illiquid. Restricted securities have been fair valued in accordance with procedures approved by the Board of Trustees and have a total fair value of $7,820,286, which represents 0.3% of net assets.

(4)	Rate indicated is the current yield as of August 31, 2017.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2017:
	Level 1	Level 2	Level 3	Total
Common Stock	$2,245,801,952	$-	$-	$2,245,801,952
Master Limited Partnerships	740,225,253	7,820,286	-	748,045,539
Short-Term Investment	46,876,576	-	-	46,876,576
Total Investments	$3,032,903,781	$7,820,286	$-	$3,040,724,067

The Fund utilizes the end of reporting period method for determining transfers between levels. During the period ended August 31, 2017, Rice Midstream Partners LP common units held by the Fund in the amount of $22,721,961 were transferred from Level 2 to Level 1 when they converted into registered and unrestricted common units of Rice Midstream Partners LP. The Fund did not invest in any Level 3 investments.

Schedule of Investments August 31, 2017 (unaudited)

Tortoise Select Opportunity Fund

	Shares	Fair Value
Common Stock - 93.8%(1)
United States Natural Gas Gathering/Processing - 7.2%(1)
Antero Midstream GP LP	44,139	$841,289
Targa Resources Corp.	47,288	2,107,626
The Williams Companies, Inc.	26,546	789,213
		3,738,128
United States Natural Gas/Natural Gas Liquids Pipelines - 13.1%(1)
Cheniere Energy, Inc.(2)	67,944	2,907,324
Kinder Morgan, Inc.	52,169	1,008,427
ONEOK, Inc.	29,356	1,589,921
Tallgrass Energy GP, LP	48,114	1,293,304
		6,798,976
United States Oil & Gas Production - 44.3%(1)
Antero Resources Corporation (2)	67,788	1,334,746
Cabot Oil & Gas Corporation	83,829	2,141,831
Centennial Resource Development, Inc.(2)	51,434	889,294
Concho Resources Inc.(2)	15,272	1,694,734
Continental Resources, Inc.(2)	58,495	1,984,150
Diamondback Energy, Inc.(2)	17,546	1,593,001
EOG Resources, Inc.	35,642	3,029,214
EQT Corporation	28,707	1,789,594
Parsley Energy, Inc.(2)	38,076	953,804
PDC Energy, Inc.(2)	11,490	451,902
Pioneer Natural Resources Company	21,952	2,846,077
Range Resources Corporation	60,686	1,053,509
Rice Energy Inc.(2)	37,875	1,036,260
RSP Permian, Inc.(2)	33,603	1,054,462
WPX Energy Inc.(2)	107,346	1,072,386
		22,924,964
United States Oilfield Services - 15.5%(1)
Fairmount Santrol Holdings Inc.(2)	374,045	1,144,578
Halliburton Company	80,628	3,142,073
Keane Group, Inc.(2)	73,649	953,754
Patterson-UTI Energy, Inc.	77,379	1,235,743
U.S. Silica Holdings, Inc.	57,610	1,567,568
		8,043,716
United States Petrochemical - 1.6%(1)
Olin Corp.	26,144	842,621
United States Power/Utility - 2.6%(1)
NextEra Energy Partners, LP	32,035	1,328,171
United States Refining - 9.5%(1)
Andeavor	15,434	1,545,715
Marathon Petroleum Corporation	38,042	1,995,303
Phillips 66	14,767	1,237,622
Valero Energy Corporation	1,862	126,802
		4,905,442
Total Common Stock
(Cost $53,950,857)		48,582,018

Master Limited Partnerships - 3.6%(1)
United States Natural Gas Gathering/Processing - 1.3%(1)
Noble Midstream Partners LP (3)	14,687	666,790
United States Natural Gas/Natural Gas Liquids Pipelines - 2.3%(1)
Energy Transfer Partners, L.P.	62,937	1,196,432
Total Master Limited Partnerships
(Cost $1,832,770)		1,863,222

Short-Term Investment - 3.4% (1)
United States Investment Company - 3.4% (1)
Invesco Government & Agency Portfolio - Institutional Class, 0.93%(4)
(Cost $1,751,328)	1,751,328	1,751,328

Total Investments - 100.8% (1)
(Cost $57,534,955)		52,196,568
Liabilities in Excess of Other Assets, Net - (0.8)%(1)		(412,490)
Total Net Assets - 100.0%(1)		$51,784,078

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)
Security is restricted from resale and considered illiquid. Restricted securities have been fair valued in accordance with procedures approved by the Board of Trustees and have a total fair value of $666,790, which represents 1.3% of net assets.

(4)	Rate indicated is the current yield as of August 31, 2017.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2017:
	Level 1	Level 2	Level 3	Total
Common Stock	$48,582,018	$-	$-	$48,582,018
Master Limited Partnerships	1,196,432	666,790	-	1,863,222
Short-Term Investment	1,751,328	-	-	1,751,328
Total Investments	$51,529,778	$666,790	$-	$52,196,568

The Fund utilizes the end of reporting period method for determining transfers between levels. During the period ending August 31, 2017, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments.

Schedule of Investments August 31, 2017 (unaudited)

Tortoise VIP MLP & Pipeline Portfolio

	Shares	Fair Value
Common Stock - 74.5%(1)
Canadian Crude Oil Pipelines - 15.7%(1)
Enbridge Inc.	11,678	$467,003
Inter Pipeline Ltd.	12,053	220,742
Pembina Pipeline Corporation	9,300	299,760
		987,505
Canadian Natural Gas/Natural Gas Liquids Pipelines - 9.9%(1)
Keyera Corp.	4,813	139,678
TransCanada Corporation	9,528	484,023
		623,701
Mexican Natural Gas/Natural Gas Liquids Pipelines - 0.5%(1)
Infraestructura Energetica Nova, S.A.B de C.V.	5,956	32,476
United States Crude Oil Pipelines - 7.3%(1)
Plains GP Holdings, L.P.	14,541	326,882
SemGroup Corp.	4,989	128,217
		455,099
United States Local Distribution Company - 1.0%(1)
NiSource Inc.	2,266	60,887
United States Natural Gas Gathering/Processing - 15.7%(1)
Antero Midstream GP LP	3,475	66,234
EnLink Midstream, LLC	6,588	112,325
Targa Resources Corp.	6,804	303,254
The Williams Companies, Inc.	16,975	504,667
		986,480
United States Natural Gas/Natural Gas Liquids Pipelines - 23.7%(1)
Cheniere Energy, Inc.(2)	10,510	449,723
Kinder Morgan, Inc.	27,583	533,180
National Fuel Gas Company	1,606	93,116
ONEOK, Inc.	6,396	346,407
Tallgrass Energy GP, LP	2,441	65,614
		1,488,040
United States Refined Product Pipelines - 0.7%(1)
VTTI Energy Partners LP	2,370	45,978
Total Common Stock
(Cost $4,837,256)		4,680,166

Master Limited Partnerships - 25.0%(1)
United States Crude Oil Pipelines - 4.6%(1)
Andeavor Logistics LP	1,584	78,804
Genesis Energy, L.P.	1,189	31,746
Plains All American Pipeline, L.P.	4,395	95,196
Shell Midstream Partners, L.P.	2,902	80,298
		286,044
United States Natural Gas Gathering/Processing - 5.8%(1)
Antero Midstream Partners LP	940	31,744
MPLX LP	3,679	126,264
Noble Midstream Partners LP(3)	380	17,252
Noble Midstream Partners LP	277	13,343
Rice Midstream Partners LP	3,876	80,427
Western Gas Equity Partners, LP	406	16,455
Western Gas Partners, LP	1,564	79,889
		365,374
United States Natural Gas/Natural Gas Liquids Pipelines - 8.6%(1)
Energy Transfer Equity, L.P.	6,435	111,776
Energy Transfer Partners, L.P.	5,769	109,669
Enterprise Products Partners L.P.	7,283	189,868
EQT GP Holdings LP	552	15,743
EQT Midstream Partners LP	835	63,769
Spectra Energy Partners, LP	349	15,471
Tallgrass Energy Partners, LP	678	32,049
		538,345

United States Refined Product Pipelines - 6.0%(1)
Buckeye Partners, L.P.	1,384	79,151
Holly Energy Partners LP	1,936	63,191
Magellan Midstream Partners, L.P.	1,874	126,289
Nustar Energy L.P.	391	15,832
Phillips 66 Partners LP	1,013	48,401
Valero Energy Partners LP	1,070	46,598
		379,462
Total Master Limited Partnerships
(Cost $1,576,128)		1,569,225

Total Investments - 99.5%(1)
(Cost $6,413,384)		6,249,391
Other Assets in Excess of Liabilities, Net - 0.5%(1)		32,026
Total Net Assets - 100.0%(1)		$6,281,417

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)
Security is restricted from resale and considered illiquid. Restricted securities have been fair valued in accordance with procedures approved by the Board of Trustees and have a total fair value of $17,252, which represents 0.3% of net assets.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2017:
	Level 1	Level 2	Level 3	Total
Common Stock	$4,680,166	$-	$-	$4,680,166
Master Limited Partnerships	1,551,973	17,252	-	1,569,225
Total Investments	$6,232,139	$17,252	$-	$6,249,391

The Fund utilizes the end of reporting period method for determining transfers between levels. During the period ended August 31, 2017, Rice Midstream Partners LP common units held by the Fund in the amount of $57,097 were transferred from Level 2 to Level 1 when they converted into registered and unrestricted common units of Rice Midstream Partners LP. The Fund did not invest in any Level 3 investments.

Schedule of Investments August 31, 2017 (unaudited)

Tortoise Water Fund

	Shares	Fair Value
Common Stock - 99.6%(1)
Brazilian Water Utilities - 5.9%(1)
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	15,231	$155,204
Canadian Water Management - 0.4%(1)
Pure Technologies Ltd.	2,078	8,936
United Kingdom Water Infrastructure - 7.0%(1)
Pentair PLC	2,974	184,537
United States Energy Efficiency/Smart Grid - 3.4%(1)
Itron, Inc. (2)	1,228	89,153
United States Oilfield Services - 0.3%(1)
Select Energy Services, Inc.(2)	427	6,021
United States Water Infrastructure - 33.6%(1)
Advanced Drainage Systems, Inc.	1,595	31,023
Aegion Corp.(2)	4,276	92,661
Artesian Resources Corporation	341	12,648
Energy Recovery Inc.(2)	1,441	9,366
Franklin Electric Co., Inc.	1,718	66,229
HD Supply Holdings, Inc.(2)	2,593	86,347
Middlesex Water Company	726	27,573
Mueller Water Products, Inc.	7,108	85,225
Rexnord Corporation(2)	3,723	88,905
SJW Group	702	38,961
Tetra Tech, Inc.	1,848	78,725
The Gorman-Rupp Company	777	23,652
The York Water Company	572	18,819
Xylem, Inc.	3,580	222,210
		882,344
United States Water Management - 23.8%(1)
A.O. Smith Corporation	3,428	190,905
AquaVenture Holdings Limited(2)	291	4,412
Badger Meter, Inc.	1,296	59,486
Cadiz Inc.(2)	991	12,090
Calgon Carbon Corporation	5,808	70,858
Cantel Medical Corp.	1,068	86,775
Lindsay Corporation	472	40,861
Valmont Industries, Inc.	582	83,546
Watts Water Technologies, Inc.	1,242	76,631
		625,564
United States Water Treatment - 3.2%(1)
Ecolab Inc.	636	84,779

United States Water Utilities - 22.0%(1)
American States Water Company	1,631	$80,408
American Water Works Co., Inc.	2,412	195,131
Aqua America Inc.	5,804	193,854
California Water Service Group	2,137	80,031
Connecticut Water Service, Inc.	514	27,879
		577,303
Total Common Stock
(Cost $2,502,628)		2,613,841

Short-Term Investment - 0.2%(1)
United States Investment Company - 0.2%(1)
Invesco Government & Agency Portfolio - Institutional Class, 0.93%(3)
(Cost $5,286)	5,286	5,286

Total Investments - 99.8%(1)
(Cost $2,507,914)		2,619,127
Other Assets in Excess of Liabilities, Net - 0.2%(1)		6,516
Total Net Assets - 100.0%(1)		$2,625,643

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2017.
ADR - American Depositary Receipt

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2017:
	Level 1	Level 2	Level 3	Total
Common Stock	$2,613,841	$-	$-	$2,613,841
Short-Term Investment	5,286	-	-	5,286
Total Investments	$2,619,127	$-	$-	$2,619,127

The Fund utilizes the end of reporting period method for determining transfers between levels. During the period ended August 31, 2017, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments.

Schedule of Investments August 31, 2017 (unaudited)

Tortoise North American Pipeline Fund

	Shares	Fair Value
Common Stock - 81.9%(1)
Canadian Crude Oil Pipelines - 17.1%(1)
Enbridge Inc.	145,070	$5,801,349
Enbridge Income Fund Holdings Inc.	34,855	864,432
Gibson Energy Inc.	42,492	594,122
Inter Pipeline Ltd.	110,831	2,029,794
Kinder Morgan Canada Ltd.	6,330	87,898
Pembina Pipeline Corporation	119,642	3,856,329
		13,233,924
Canadian Local Distribution Company - 0.3%(1)
Valener Inc.	11,553	211,493
Canadian Natural Gas/Natural Gas Liquids Pipelines - 13.3%(1)
AltaGas Ltd.	50,388	1,117,312
Keyera Corp.	55,808	1,619,605
TransCanada Corporation	122,054	6,200,343
Veresen Inc.	93,534	1,317,528
		10,254,788
United States Crude Oil Pipelines - 1.8%(1)
Plains GP Holdings, L.P.	42,688	959,626
SemGroup Corp.	15,795	405,932
		1,365,558
United States Local Distribution Companies - 17.6%(1)
Atmos Energy Corporation	31,360	2,760,934
Chesapeake Utilities Corporation	4,829	383,664
New Jersey Resources Corporation	25,781	1,125,341
NiSource Inc.	96,367	2,589,381
Northwest Natural Gas Company	8,486	562,622
ONE Gas, Inc.	15,601	1,173,819
South Jersey Industries, Inc.	23,693	850,105
Southwest Gas Corporation	14,163	1,126,242
Spire Inc.	14,361	1,098,617
UGI Corporation	12,206	603,098
WGL Holdings, Inc.	15,272	1,286,819
		13,560,642
United States Natural Gas Gathering/Processing - 12.1%(1)
Antero Midstream GP LP	2,609	49,728
Archrock, Inc.	21,147	215,699
EnLink Midstream, LLC	17,753	302,689
Targa Resources Corp.	64,247	2,863,489
The Williams Companies, Inc.	197,491	5,871,407
		9,303,012
United States Natural Gas/Natural Gas Liquids Pipelines - 19.7%(1)
Cheniere Energy Partners LP Holdings, LLC	13,773	346,115
Cheniere Energy, Inc.(2)	70,873	3,032,656
Kinder Morgan, Inc.	303,768	5,871,835
National Fuel Gas Company	25,456	1,475,939
ONEOK, Inc.	74,723	4,046,998
Tallgrass Energy GP, LP	17,296	464,916
		15,238,459
United States Refined Product Pipelines - 0.0%(1)
VTTI Energy Partners LP	1,836	35,618
Total Common Stock
(Cost $60,959,835)		63,203,494

Master Limited Partnerships and Related Companies - 17.1%(1)
United States Crude Oil Pipelines - 2.3%(1)
Andeavor Logistics LP	4,892	243,377
Blueknight Energy Partners LP	2,739	15,749
Delek Logistics Partners LP	695	21,788
Enbridge Energy Management, LLC(3)	5,326	76,743
Enbridge Energy Partners, L.P.	15,217	231,755
Genesis Energy, L.P.	7,284	194,483
PBF Logistics LP	1,872	40,903
Plains All American Pipeline, L.P.	31,799	688,767
Shell Midstream Partners, L.P.	6,160	170,447
USD Partners LP	643	7,298
Western Refining Logistics, LP	1,942	50,492
		1,741,802
United States Natural Gas Gathering/Processing - 3.4%(1)
American Midstream Partners LP	2,709	35,623
Antero Midstream Partners LP	5,390	182,020
Cone Midstream Partners LP	1,472	25,657
DCP Midstream Partners, LP	6,387	205,087
Enable Midstream Partners, LP	2,230	33,205
EnLink Midstream Partners, LP	10,543	171,113
Hess Midstream Partners LP	1,127	23,735
MPLX LP	19,893	682,728
Noble Midstream Partners LP	870	41,908
Rice Midstream Partners LP	5,094	105,700
Summit Midstream Partners LP	3,326	70,012
USA Compression Partners LP	1,825	28,798
Western Gas Equity Partners, LP	2,735	110,850
Western Gas Partners LP	5,011	255,962
Williams Partners LP	16,906	666,096
		2,638,494
United States Natural Gas/Natural Gas Liquids Pipelines - 8.2%(1)
Cheniere Energy Partners, L.P.	3,092	85,587
Crestwood Equity Partners LP	3,439	85,803
Dominion Midstream Partners, LP	2,533	72,570
Energy Transfer Equity, L.P.	60,771	1,055,592
Energy Transfer Partners, L.P.	76,848	1,460,881
Enterprise Products Partners L.P.	101,451	2,644,828
EQT GP Holdings LP	1,939	55,300
EQT Midstream Partners LP	4,132	315,561
Spectra Energy Partners LP	4,337	192,259
Tallgrass Energy Partners LP	2,732	129,142
TC Pipelines, LP	3,560	187,327
		6,284,850
United States Refined Product Pipelines - 3.2%(1)
Arc Logistics Partners LP	825	13,720
Buckeye Partners, L.P.	9,944	568,697
CrossAmerica Partners LP	1,339	35,885
Global Partners LP	2,066	35,742
Holly Energy Partners, L.P.	2,706	88,324
Magellan Midstream Partners, L.P.	16,138	1,087,540
NuStar Energy L.P.	5,463	221,197
NuStar GP Holdings LLC	2,448	51,775
Phillips 66 Partners LP	3,207	153,230
Sprague Resources LP	627	16,145
Sunoco LP	3,603	112,810
TransMontaigne Partners L.P.	935	42,318
Valero Energy Partners LP	1,494	65,064
		2,492,447
Total Master Limited Partnerships and Related Companies
(Cost $13,734,610)		13,157,593

Short-Term Investment - 0.9%(1)
United States Investment Company - 0.9%(1)
Invesco Government & Agency Portfolio - Institutional Class, 0.93%(4)
(Cost $707,132)	707,132	707,132

Total Investments - 99.9%(1)
(Cost $75,401,577)		77,068,219
Other Assets in Excess of Liabilities, Net - 0.1%(1)		110,319
Total Net Assets - 100.0%(1)		$77,178,538

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)
Security distributions are paid-in-kind. Rate determined by dividing the cash value of a distribution declared by Enbridge Energy Partners, L.P. by the average closing price of Enbridge Energy Management, L.L.C. shares for the ten consecutive tracking days prior to the ex-dividend date.

(4)	Rate indicated is the current yield as of August 31, 2017.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2017:
	Level 1	Level 2	Level 3	Total
Common Stock	$63,203,494	$-	$-	$63,203,494
Master Limited Partnerships and Related Companies	13,157,593	-	-	13,157,593
Short-Term Investment	707,132	-	-	707,132
Total Investments	$77,068,219	$-	$-	$77,068,219

The Fund utilizes the end of reporting period method for determining transfers between levels. During the period ended August 31, 2017, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments.

The cost basis of investments for federal income tax purposes at August 31, 2017 was as follows:

	Tortoise MLP & Pipeline Fund	Tortoise Select Opportunity Fund	Tortoise VIP MLP & Pipeline Portfolio

Cost of investments	$2,990,183,943	$57,534,955	$6,386,874
Gross unrealized appreciation	249,886,078	1,888,426	256,507
Gross unrealized depreciation	(199,345,954)	(7,226,813)	(393,990)
Net unrealized appreciation (depreciation)	$50,540,124	$(5,338,387)	$(137,483)

	Tortoise Water Fund	Tortoise North American Pipeline Fund

Cost of investments	$2,507,914	$74,949,575
Gross unrealized appreciation	184,669	4,987,771
Gross unrealized depreciation	(73,456)	(2,869,127)
Net unrealized appreciation	$111,213	$2,118,644

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
  James R. Arnold, President

Date October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
    James R. Arnold, President

Date October 30, 2017

By (Signature and Title)* /s/ Brian R. Wiedmeyer
    Brian R. Wiedmeyer, Treasurer

Date October 30, 2017